LONG-TERM DEBT - Values of Debt (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Principal value	$ 555	$ 555
Less: Unamortized debt issue costs	(6)	(7)
Long-term debt	$ 549	548
5.375% senior secured notes due December 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.375%
Principal value	$ 240	240
6.25% senior secured notes due April 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.25%
Principal value	$ 315	$ 315